Fair Value Disclosures (Narrative) (Details)	12 Months Ended
Dec. 31, 2016
Non-agency MBS | Re-REMIC Trusts | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Difference between fair value of securities held and securities owned, percentage	14.10%
Private Equity Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted average remaining life of private equity and similar investments	2 years
Private Equity Investments | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable inputs, EBITDA multiples	5
Private Equity Investments | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable inputs, EBITDA multiples	13
Private Equity Investments | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable inputs, EBITDA multiples	8